Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Financial Assets Measured on Recurring Basis
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at December 31, 2023 and December 31, 2022:

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,202.6	$—	$—	$1,202.6
U.S. agency	—	7.2	—	7.2
Municipal	—	128.1	—	128.1
Corporate	—	1,959.3	—	1,959.3
Non-U.S. government-backed corporate	—	100.7	—	100.7
Non-U.S. government	200.4	73.4	—	273.8
Agency commercial mortgage-backed	—	5.8	—	5.8
Agency residential mortgage-backed	—	445.1	—	445.1
Total fixed income securities available for sale, at fair value	1,403.0	2,719.6	—	4,122.6
Short-term investments available for sale, at fair value	86.7	6.9	—	93.6
Privately-held investments available for sale, at fair value	—	—	14.9	14.9
Held for trading financial assets, at fair value
U.S. government	245.5	—	—	245.5
Municipal	—	3.1	—	3.1
Corporate	—	171.5	—	171.5
Non-U.S. government-backed corporate	—	8.3	—	8.3
High yield loans	—	92.1	—	92.1
Non-U.S. government	13.0	21.8	—	34.8
Asset-backed	—	908.2	—	908.2
Agency mortgage-backed	—	22.2	—	22.2
Total fixed income securities trading, at fair value	258.5	1,227.2	—	1,485.7
Short-term investments trading, at fair value	0.2	1.9	—	2.1
Catastrophe bonds trading, at fair value	—	1.6	—	1.6
Privately-held investments trading, at fair value	—	—	475.0	475.0
Other investments (1)	—	—	—	209.3

Other financial assets and liabilities, at fair value
Derivative assets — foreign exchange contracts	—	31.7	—	31.7
Derivative liabilities — foreign exchange contracts	—	(9.3)	—	(9.3)
Derivative liabilities — loss portfolio transfer (2)	—		(16.5)	(16.5)
Total	1,748.4	3,979.6	473.4	6,410.7
________________
(1)Other investments represents our investments in investment funds operating strategies in real estate, infrastructure and lending and are measured at fair value using the net asset value per share practical expedient. As a result the investments are not classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the funds is subject to restrictions as detailed in Note 21(a), “Commitments and Contingent Liabilities.”
(2)The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, the funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.

	At December 31, 2022
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$953.0	$—	$—	$953.0
U.S. agency	—	8.8	—	8.8
Municipal	—	149.5	—	149.5
Corporate	—	1,845.0	—	1,845.0
Non-U.S. government-backed corporate	—	110.4	—	110.4
Non-U.S. government	145.3	68.3	—	213.6
Non-agency commercial mortgage-backed	—	5.6	—	5.6
Agency mortgage-backed	—	502.7	—	502.7
Total fixed income securities available for sale, at fair value	1,098.3	2,690.3	—	3,788.6
Short-term investments available for sale, at fair value	51.9	0.1	—	52.0
Held for trading financial assets, at fair value
U.S. government	261.6	—	—	261.6
Municipal	—	3.6	—	3.6
Corporate	—	162.1	—	162.1
Non-U.S. government-backed corporate	—	11.6	—	11.6
High yield loans	—	88.3	—	88.3
Non-U.S. government	10.6	19.8	—	30.4
Asset-backed	—	896.5	—	896.5
Agency mortgage-backed	—	21.4	—	21.4
Total fixed income securities trading, at fair value	272.2	1,203.3	—	1,475.5
Short-term investments trading, at fair value	6.3	—	—	6.3
Catastrophe bonds trading, at fair value	—	2.9	—	2.9
Privately-held investments	—	—	533.0	533.0
Other investments (1)	—	—	—	221.3

Other financial assets and liabilities, at fair value
Derivative assets — foreign exchange contracts	—	56.2	—	56.2
Derivative liabilities — foreign exchange contracts	—	(3.2)	—	(3.2)
Derivative liabilities — loss portfolio transfer(2)	—	—	(31.7)	(31.7)
Total	$1,428.7	$3,949.6	$501.3	$6,100.9
________________
(1)Other investments represents our investments in investment funds operating strategies in real estate, infrastructure and lending and are measured at fair value using the net asset value per share practical expedient. As a result the investments are not classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the funds is subject to restrictions as detailed in Note 21(a), “Commitments and Contingent Liabilities.”
(2)The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, the funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024
	Level 1	Level 2	Level 3	Total
	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,326.4	$—	$—	$1,326.4
U.S. agency	—	7.4	—	7.4
Municipal	—	79.4	—	79.4
Corporate	—	1,964.2	—	1,964.2
Non-U.S. government-backed corporate	—	144.2	—	144.2
Non-U.S. government	214.2	58.7	—	272.9
Asset-backed	—	200.1	—	200.1
Agency commercial mortgage-backed	—	4.5	—	4.5
Agency residential mortgage-backed	—	556.7	—	556.7
Total fixed income securities, available for sale	1,540.6	3,015.2	—	4,555.8
Short-term investments, available for sale	64.0	2.5	—	66.5
Privately-held investments, available for sale	—	—	25.3	25.3
Fixed income securities, trading
U.S. government	267.1	—	—	267.1
Municipal	—	2.0	—	2.0
Corporate	—	152.6	—	152.6
Non-U.S. government-backed corporate	—	6.3	—	6.3
High yield loans	—	107.0	—	107.0
Non-U.S. government	10.3	13.9	—	24.2
Asset-backed	—	688.7	—	688.7
Agency mortgage-backed	—	33.4	—	33.4
Total fixed income securities, trading	277.4	1,003.9	—	1,281.3
Short-term investments, trading	3.2	—	—	3.2
Privately-held investments, trading	—	—	341.2	341.2
Catastrophe bonds, trading	—	1.0	—	1.0
Other investments (1)	—	—	—	204.7

Other financial assets and liabilities
Derivative assets — foreign exchange contracts	—	26.0	—	26.0
Derivative liabilities — foreign exchange contracts	—	(3.1)	—	(3.1)
Derivative liabilities — loss portfolio transfer (2)	—	—	(4.6)	(4.6)
Total	$1,885.2	$4,045.5	$361.9	$6,497.3
________________
(1)Other investments represents our investments in investment funds operating strategies in real estate, infrastructure and lending and are measured at fair value using the net asset value per share practical expedient. As a result the investments are not classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the funds is subject to restrictions as detailed in Note 13(a), “Commitments and Contingent Liabilities.”
(2)The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, this funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,202.6	$—	$—	$1,202.6
U.S. agency	—	7.2	—	7.2
Municipal	—	128.1	—	128.1
Corporate	—	1,959.3	—	1,959.3
Non-U.S. government-backed corporate	—	100.7	—	100.7
Non-U.S. government	200.4	73.4	—	273.8
Agency commercial mortgage-backed	—	5.8	—	5.8
Agency residential mortgage-backed	—	445.1	—	445.1
Total fixed income securities, available for sale	1,403.0	2,719.6	—	4,122.6
Short-term investments, available for sale	86.7	6.9	—	93.6
Privately-held investments, available for sale	—	—	14.9	14.9
Fixed income securities, trading
U.S. government	245.5	—	—	245.5
Municipal	—	3.1	—	3.1
Corporate	—	171.5	—	171.5
Non-U.S. government-backed corporate	—	8.3	—	8.3
High yield loans	—	92.1	—	92.1
Non-U.S. government	13.0	21.8	—	34.8
Asset-backed	—	908.2	—	908.2
Agency mortgage-backed	—	22.2	—	22.2
Total fixed income securities, trading	258.5	1,227.2	—	1,485.7
Short-term investments, trading	0.2	1.9	—	2.1
Privately-held investments, trading	—	—	475.0	475.0
Catastrophe bonds, trading	—	1.6	—	1.6
Other investments (1)	—	—	—	209.3

Other financial assets and liabilities
Derivative assets — foreign exchange contracts	—	31.7	—	31.7
Derivative liabilities — foreign exchange contracts	—	(9.3)	—	(9.3)
Derivative liabilities — loss portfolio transfer (2)	—	—	(16.5)	(16.5)
Total	$1,748.4	$3,979.6	$473.4	$6,410.7
________________
(1)Other investments represents our investments in real estate, infrastructure and direct lending funds and are measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate funds is subject to restrictions as detailed in Note 13(a), “Commitments and Contingent Liabilities.”
(2)The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, this funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.

Fair Value, Measured on a Recurring Basis, Gain (Loss) Included in Earnings
The following table presents a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the twelve months ended December 31, 2023 and December 31, 2022:

Twelve Months Ended December 31, 2023	Balance at beginning of year	Purchases and issuances	Transfers in	Transfers (out)	Settlements and sales	Increase/(decrease) in fair value included in net income(1) / OCI(2)	Balance at end of year	Change in unrealized gains (losses) relating to assets held at end of year (1) (2)
Assets
Privately-held investments — available for sale
Asset-backed securities	$—	$14.7	$—	$—	$—	$0.2	$14.9	$0.2
Privately-held investments — trading
Commercial mortgage loans	$312.1	$40.6	$—	$—	$(61.5)	$(16.3)	$274.9	$(17.9)
Middle market loans and other private debt	106.9	18.3	—	—	(41.9)	1.5	84.8	0.5
Asset-backed securities	66.8	21.9	5.3	(5.5)	(7.6)	2.0	82.9	1.7
Global corporate securities	15.0	—	—	—	(0.4)	(0.2)	14.4	(0.2)
Equity securities	6.6	—	—	(6.6)	—	—	—	—
Short-term investments	25.6	18.2	—	—	(25.8)	—	18.0	—
Total Level 3 assets	$533.0	$113.7	$5.3	$(12.1)	$(137.2)	$(12.8)	$489.9	$(15.7)

Liabilities
Derivative liabilities — loss portfolio transfer	$(31.7)	$—	$—	$—	$—	$15.2	$(16.5)	$15.2
Total Level 3 liabilities	$(31.7)	$—	$—	$—	$—	$15.2	$(16.5)	$15.2

Twelve Months Ended December 31, 2022
Assets
Privately-held investments — trading
Commercial mortgage loans	$211.5	$215.7	$—	$—	$(113.1)	$(2.0)	$312.1	$(0.5)
Middle market loans and other private debt	65.3	61.8	—	—	(19.3)	(0.9)	106.9	(2.1)
Asset-backed securities	26.7	54.5	—	—	(12.6)	(1.8)	66.8	(2.0)
Global corporate securities	—	15.1	—	—	—	(0.1)	15.0	—
Equity securities	3.6	5.5	—	—	(2.4)	(0.1)	6.6	—
Short-term investments	—	25.6	—	—	—	—	25.6	—
Total Level 3 assets	$307.1	$378.2	$—	$—	$(147.4)	$(4.9)	$533.0	$(4.6)

Liabilities
Derivative liabilities — loss portfolio transfer	$—	$(17.2)	$—	$—	$—	$(14.5)	$(31.7)	$—
Total Level 3 liabilities	$—	$(17.2)	$—	$—	$—	$(14.5)	$(31.7)	$—
______________
(1)Increases/(decreases) in the fair value of privately-held investments - trading are included in realized and unrealized investment losses in the consolidated statements of operations and other comprehensive (loss). Increases/(decreases) in the fair value of derivative liabilities - loss portfolio transfer are included within change in fair value of derivatives in the consolidated statements of operations and other comprehensive (loss).
(2)Increases/(decreases) in the fair value of privately-held investments - available for sale are included in other comprehensive income (“OCI”).
The following tables present a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the three and nine months ended September 30, 2024 and 2023:

Three Months Ended September 30, 2024	Balance at beginning of period	Purchases and issuances	Transfers in / (out)	Reclassifications	Settlements and sales	Increase/(decrease) in fair value included in net income (1) / OCI (2)	Balance at end of period	Change in unrealized gains (losses) relating to assets/liabilities held at end of period (1) (2)
Assets
Privately-held investments, available for sale
Asset-backed securities	$14.8	$10.0	$—	$—	$—	$0.5	$25.3	$(0.1)
Privately-held investments, trading
Commercial mortgage loans	240.4	—	—	—	(101.6)	(5.1)	133.7	5.7
Middle market loans and other private debt	57.3	0.3	—	10.9	(4.8)	0.3	64.0	0.3
Asset-backed securities	133.5	0.1	—	—	(4.8)	0.4	129.2	0.5
Global corporate securities	14.1	—	—	—	(0.1)	0.3	14.3	0.3
Short-term investments	14.1	—	—	(10.9)	(3.2)	—	—	—
Total Level 3 assets	$474.2	$10.4	$—	$—	$(114.5)	$(3.6)	$366.5	$6.7

Liabilities
Derivative liabilities - loss portfolio transfer	$(9.7)	$—	$—	$—	$—	$5.1	$(4.6)	$5.1
Total Level 3 liabilities	$(9.7)	$—	$—	$—	$—	$5.1	$(4.6)	$5.1

Nine Months Ended September 30, 2024
Assets
Privately-held investments, available for sale
Asset-backed securities	$14.9	$10.0	$—	$—	$—	$0.4	$25.3	$0.2
Privately-held investments, trading
Commercial mortgage loans	274.9	0.4	—	—	(118.8)	(22.8)	133.7	(12.0)
Middle market loans	84.8	0.3	—	10.9	(32.6)	0.6	64.0	0.3
Asset-backed securities	82.9	54.1	—	—	(8.1)	0.3	129.2	0.4
Global corporate securities	14.4	—	—	—	(0.3)	0.2	14.3	0.2
Short-term investments	18.0	—	—	(10.9)	(7.1)	—	—	—
Total Level 3 assets	$489.9	$64.8	$—	$—	$(166.9)	$(21.3)	$366.5	$(10.9)

Liabilities
Derivative liabilities - loss portfolio transfer	$(16.5)	$—	$—	$—	$—	$11.9	$(4.6)	$11.9
Total Level 3 liabilities	$(16.5)	$—	$—	$—	$—	$11.9	$(4.6)	$11.9

Three Months Ended September 30, 2023	Balance at beginning of period	Purchases and issuances	Transfers in	Transfers out	Settlements and sales	Increase/(decrease) in fair value included in net income (1)	Balance at end of period	Change in unrealized gains (losses) relating to assets/liabilities held at end of period (1)
Assets
Privately-held investments, trading
Commercial mortgage loans	$295.0	$23.5	$—	$—	$(26.0)	$(4.4)	$288.1	$(3.7)
Middle market loans and other private debt	102.1	4.0	—	—	(21.3)	—	84.8	—
Asset-backed securities	58.4	31.2	—	—	(29.0)	—	60.6	—
Global corporate securities	14.8	—	—	—	(0.1)	(0.3)	14.4	(0.2)
Equity securities	12.1	2.4	—	—	—	0.3	14.8	0.3

Short-term investments	—	18.2	—	—	—	—	18.2	—
Total Level 3 assets	$482.4	$79.3	$—	$—	$(76.4)	$(4.4)	$480.9	$(3.6)

Liabilities
Derivative liabilities - loss portfolio transfer	$(23.4)	$—	$—	$—	$—	$—	$(23.4)	$—
Total Level 3 liabilities	$(23.4)	$—	$—	$—	$—	$—	$(23.4)	$—

Nine Months Ended September 30, 2023
Assets
Privately-held investments — trading
Commercial mortgage loans	$312.1	$39.4	$—	$—	$(49.2)	$(14.2)	$288.1	$(14.1)
Middle market loans	106.9	4.1	—	—	(26.7)	0.5	84.8	0.2
Asset-backed securities	66.8	31.2	—	(5.5)	(32.8)	0.9	60.6	0.4
Global corporate securities	15.0	—	—	—	(0.3)	(0.3)	14.4	(0.2)
Equity securities	6.6	9.4	—	(1.2)	(0.2)	0.2	14.8	0.3
Short-term investments	25.6	18.2	—	—	(25.6)	—	18.2	—
Total Level 3 assets	$533.0	$102.3	$—	$(6.7)	$(134.8)	$(12.9)	$480.9	$(13.4)

Liabilities
Derivative liabilities - loss portfolio transfer	$(31.7)	$—	$—	$—	$—	$8.3	$(23.4)	$8.3
Total Level 3 liabilities	$(31.7)	$—	$—	$—	$—	$8.3	$(23.4)	$8.3
________________
(1)Increases/(decreases) in the fair value of privately-held investments - trading are included in realized and unrealized investment losses in the consolidated statements of operations and other comprehensive (loss). Increases/(decreases) in the fair value of derivative liabilities - loss portfolio transfer are included within change in fair value of derivatives in the consolidated statements of operations and other comprehensive (loss).
(2)Increases/(decreases) in the fair value of privately-held investments - available for sale are included in other comprehensive income (“OCI”).

Fair Value Inputs, and Valuation Techniques
The following table summarizes the quantitative inputs and assumptions used for financial assets and liabilities investments categorized as Level 3 under the fair value hierarchy as at December 31, 2023:

At December 31, 2023	Fair Value Level 3	Valuation Techniques	Unobservable (U) inputs	Ranges			Weighted Average
	($ in millions)
Privately-held investments — Trading
Commercial mortgage loans	$274.9	Discounted cash flow	Discount rate	3.8%	–	20.0%	7.7%
Middle market loans and other private debt	84.8	Discounted cash flow	Discount rate	7.7%		18.5%	11.0%
Asset-backed securities	82.9	Discounted cash flow	Discount rate	5.9%	–	9.7%	7.0%
Global corporate securities	14.4	Discounted cash flow	Discount rate	6.6%	–	6.6%	6.6%
Short-term investments	18.0	Discounted cash flow	Discount rate	9.3%		18.5%	9.3%
Privately-held investments — Available for sale
Asset-backed securities	14.9	Transaction value	n/a	n/a		n/a	n/a

Total	$489.9
The following table summarizes the quantitative inputs and assumptions used for financial assets and liabilities investments categorized as Level 3 under the fair value hierarchy as at September 30, 2024:

As at September 30, 2024	Fair Value Level 3	Valuation Techniques	Unobservable Inputs	Ranges		Weighted Average
	($ in millions)
Privately-held investments, available for sale
Asset-backed securities	$15.3	Discounted cash flow	Discount rate	4.9%	8%	6.8%
Asset-backed securities	10.0	Transaction Value	n/a	n/a	n/a	n/a
Privately-held investments, trading
Commercial mortgage loans	133.7	Discounted cash flow	Discount rate	3.8%	26.0%	9.0%
Middle market loans and other private debt	64.0	Discounted cash flow	Discount rate	6.9%	16.8%	9.4%
Asset-backed securities	129.2	Discounted cash flow	Discount rate	4.9%	8.0%	6.8%
Global corporate securities	14.3	Discounted cash flow	Discount rate	6.4%	6.4%	6.4%

Total	$366.5